Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	AXA PREMIER VIP TRUST
Central Index Key	0001160168
Amendment Flag	false
Document Creation Date	Aug. 01, 2012
Document Effective Date	Aug. 01, 2012
Prospectus Date	May 01, 2012